Significant judgments, estimates and assumptions - Additional Information (Detail) £ in Millions, shares in Millions, $ in Millions	Aug. 23, 2019 GBP (£) shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Apr. 23, 2019
Significant Accounting Judgments Estimates And Assumption [Line Items]
Fair value of the contingent consideration liability		£ 0.0		£ 0.0
Potential payments under the CVR arrangement		£ 58.6	$ 80.0
Percentage of voting equity interests acquired					100.00%
Net identifiable assets	£ 44.6
Equity instruments (24.8 million ordinary shares)	£ 40.9
OncoMed [Member]
Significant Accounting Judgments Estimates And Assumption [Line Items]
Business acquisition shares issued | shares	24.8
Gain on bargain purchase business combination	£ 3.7